Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Mar. 26, 2025	Mar. 25, 2025	Jan. 31, 2025	Jan. 29, 2025	Jan. 28, 2025
Securities Purchase Agreement [Member] | Avondale Capital L L C [Member]
Description related to purchase agreement	Company may issue and sell up to $20,000 thousand of Pre-Paid Purchase agreements (“Pre-Paid Purchases”) in tranches over time. The initial tranche included a $4,200 thousand Pre-Paid Purchase, structured with a $200 thousand original issue discount (“OID”) and $10 thousand in transaction-related fees, resulting in net proceeds of $4,000 thousand. In connection with the initial closing, the Company issued 80,000 commitment shares to the Investor.
Description related to additional prepaid purchase		Each subsequent Pre-Paid Purchase will have (i) an original issue discount of five percent (5%) of the requested amount, (ii) no additional transaction expense beyond that initial $10,000.00, (iii) a floor price equal to 20% of the applicable Minimum Price, and (iv) a “fixed price” component capped at 120% of the Minimum Price on the closing day for such Pre-Paid Purchase. The Company retains the discretion to draw or to forego any Pre-Paid Purchases beyond the initial closing.
Class A Common Stock [Member]
Exchange amount				$ 605	$ 297
Number of shares issued			242,491	311,783
Loss on the exchange				$ 48
Class A Common Stock [Member] | Minimum [Member]
Exchange prices				$ 1.79
Class A Common Stock [Member] | Maximum [Member]
Exchange prices				$ 2.03